LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of operating lease costs are as follows:

	Year Ended December 31,
	2023	2022	2021
Amortization of land use right	$3,302	$3,300	$3,325
Operating lease costs	1,072	1,078	1,094

Total operating lease costs	$4,374	$4,378	$4,419

Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2023	2022
Weighted average remaining lease term	31.8 years	32.9 years
Weighted average discount rate	7.81%	7.00%
Maturities of operating lease liabilities as of December 31, 2023 are as follows:

Year ending December 31,
202 4	$1,127
2025	1,127
202 6	1,127
202 7	1,127
2028	1,127
Over 2028	30,213

Total future minimum lease payments	35,848
Less: amount representing interest	(22,507)

Present value of future minimum lease payments	13,341
Current portion	(1,091)

Non-current portion	$12,250

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through December 2035. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2023, 2022 and 2021, the Company earned minimum operating lease income of $4,393, $3,714 and $7,125, respectively, and contingent operating lease income of $3,111, $449 and $1,638, respectively. Total lease income for the years ended December 31, 2023, 2022 and 2021 were reduced by $41, $198 and nil, respectively, as a result of the rent concessions related to the effects of the
COVID-19
outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2023 were as follows:

Year ending December 31,
2024	$6,262
2025	5,824
2026	5,066
2027	3,767
2028	3,082
Over 2028	3,066

$27,067